Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000261123 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000261123 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000261123 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000261123 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000261123 | Ares Management Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000261123 | Brookfield Asset Management Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261123 | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261123 | EQT AB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261123 | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261123 | TPG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261123 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000261123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105864 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105864 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105864 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000105864 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105864 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105864 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105864 | BeOne Medicines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105864 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105864 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105864 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105864 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105864 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000105864 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000234997 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234997 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000259590 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000259590 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000259590 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000259590 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259590 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259590 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000259590 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000226517 | BitMine Immersion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000226517 | Coinbase Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226517 | IREN Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000226517 | Strategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000226517 | Circle Internet Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226517 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226517 | Cleanspark, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226517 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226517 | Galaxy Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226517 | Riot Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000226517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000226517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000202548 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202548 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202548 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202548 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202548 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202548 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202548 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202548 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202548 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000202548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000202548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000202548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000161562 | The Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000161562 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000161562 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161562 | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161562 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161562 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161562 | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161562 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161562 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161562 | AltaGas Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161562 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | Energy
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000037683 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037683 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000037683 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037683 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037683 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037683 | CECO Environmental Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037683 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037683 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037683 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037683 | Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037683 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000037683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000037683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000037683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252161 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000252161 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000252161 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000252161 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000252161 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252161 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000252161 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000252161 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000252161 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252161 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252161 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000252161 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000252161 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000057274 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000057274 | Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000057274 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057274 | Las Vegas Sands Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057274 | Galaxy Entertainment Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057274 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057274 | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057274 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057274 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000057274 | Sands China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057274 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000057274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000170115 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170115 | Exchanged Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000204594 | Baidu, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204594 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204594 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000204594 | Rheinmetall AG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | BAE Systems PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Hoya Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | FANUC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000204594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000204594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000204594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000204594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000204594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000204594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000204594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000204594 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155517 | Baidu, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155517 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000155517 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155517 | Rheinmetall AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Barry Callebaut AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155517 | Koninklijke Philips NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Omron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155517 | Spirax Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000155517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000155517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155517 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000155517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000155517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000155517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000237985 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237985 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Norwegian Cruise Line Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Acuity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Warner Music Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000237985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000237985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000237985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000237985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112255 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112255 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112255 | Estee Lauder Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | West Pharmaceutical Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | Agilent Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112255 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112255 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000112255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000112255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000112255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000112255 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245438 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245438 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245438 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245438 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245438 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245438 | The Campbell's Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245438 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245438 | Constellation Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245438 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000245438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000245438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245438 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000245438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000245438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000105867 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000105867 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105867 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000105867 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105867 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105867 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105867 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105867 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105867 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105867 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105867 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000105867 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000195523 | VanEck Merk Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000195523 | VanEck Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000195523 | Global X US Infrastructure Development ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000195523 | VanEck Energy Income ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000195523 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000195523 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195523 | iShares Residential and Multisector Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000195523 | VanEck Uranium and Nuclear ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195523 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195523 | Invesco Water Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195523 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195523 | Gold and Gold Equities
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000195523 | Income Assets
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000195523 | Resource Assets
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000105868 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000105868 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105868 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105868 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000105868 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105868 | The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105868 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105868 | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105868 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105868 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105868 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000105868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000105868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000105868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000240884 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240884 | FANUC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240884 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240884 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240884 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240884 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240884 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240884 | Denso Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240884 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240884 | Dassault Systemes SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240884 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000240884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000240884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105869 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000105869 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000105869 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105869 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105869 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105869 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105869 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105869 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105869 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105869 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105869 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105869 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000105869 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225680 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225680 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225680 | AST SpaceMobile, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225680 | Nebius Group NV
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225680 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225680 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000225680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000225680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000225680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000225680 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225680 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259588 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000259588 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259588 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259588 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259588 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000259588 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000259588 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000259588 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000259588 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259588 | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259588 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259588 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000259588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000203937 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203937 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203937 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203937 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203937 | Roblox Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000203937 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000203937 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203937 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203937 | Capcom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203937 | International Games System Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203937 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000203937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	79.60%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%
[6]	Amount is less than 0.05%
[7]	Amount is less than 0.05%